EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.45

Report Pulled:	10/18/2024
Loan Count:	270 / 298
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	9	3.33%
Appraised Value	2	0.74%
CLTV	6	2.22%
Debt Service Coverage Ratio	126	46.67%
First Payment Due Date	3	1.11%
Loan Purpose	1	0.37%
LTV	15	5.56%
Maturity Date	2	0.74%
Original Qualifying FICO Score	5	1.85%
Origination/Note Date	20	7.41%
Originator Back-End DTI	71	26.30%
Property Type	15	5.03%
Sales Price	2	0.67%
The Original Principal and Interest Payment Amount	7	2.59%